Share-based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU Outstanding, Beginning Balance	936,699
Number of Options, Awarded	651,117	936,999
Number of Options,Forfeited	(180,620)
Number of Options, Vested	(354,982)	(300)
Number of RSU Outstanding, Ending Balance	1,052,214	936,699
Weighted Average Grant date fair value Outstanding, Beginning Balance	$ 9.75
Weighted Average Grant date fair value, Awarded	8.62	$ 9.75
Weighted Average Grant date fair value, Forfeited	9.77
Weighted Average Grant date fair value Outstanding, Vested	8.61	11.24
Weighted Average Grant date fair value Outstanding, Ending Balance	$ 9.43	$ 9.75